T. ROWE PRICE Virginia Tax-Free Bond Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Westrock  — 10
Total Common Stocks (Cost $15) 10
MUNICIPAL SECURITIES 98.8%
ALABAMA 0.2%
Wilsonville Ind. Dev. Board, VRDN, 1.45%, 12/1/30 (1) 2,000 2,000
2,000
DISTRICT OF COLUMBIA 11.9%
Metropolitan Washington Airports Auth., 5.00%, 10/1/35 (1) 4,360 4,543
Metropolitan Washington Airports Auth., 5.00%, 10/1/36 (1) 3,380 3,513
Metropolitan Washington Airports Auth., 5.00%, 10/1/37 (1) 3,100 3,208
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37 (1) 3,345 3,235
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (1) 3,960 3,811
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (1) 3,020 2,906
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/41 (1) 1,415 1,337
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (1) 5,000 5,506
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (1) 2,000 2,142
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/36 (1) 5,195 5,474
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/37 (1) 7,460 7,814
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (1) 5,930 6,160
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43 (1) 7,185 7,370
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/44 (1) 13,930 14,310
Metropolitan Washington Airports Auth., Series B, 4.00%, 10/1/37  2,470 2,479
Metropolitan Washington Airports Auth., Series B, 4.00%, 10/1/38  2,565 2,567
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/33 (1) 6,450 6,646
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/35 (1) 7,000 7,162
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/32  655 712
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/33  550 596

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/35  1,000 1,075
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/36  1,000 1,069
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/38  2,000 2,118
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/39  1,350 1,422
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  14,965 15,649
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,875 2,094
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  5,000 5,440
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/45  16,540 17,684
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/30  2,975 3,255
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/31  3,125 3,408
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/32  940 1,019
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/32  1,575 1,708
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/33  1,750 1,885
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/34  1,225 1,313
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  2,655 2,783
153,413
GEORGIA 0.3%
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
1.60%, 11/1/52  4,150 4,150
4,150
NORTH CAROLINA 0.2%
Charlotte-Mecklenburg Hosp. Auth., Series C, VRDN, 1.00%,
1/15/37  2,800 2,800
2,800
PUERTO RICO 5.1%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (2)(3) 7,098 3,230
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 2,545 2,519
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (4) 1,250 1,195

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  435 400
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,676 917
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  4,905 4,264
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  2,151 1,829
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  1,005 837
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,366 1,094
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  1,421 1,093
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  727 730
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,451 1,470
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,263 2,315
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,490 2,548
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  2,384 2,443
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (3)(5) 30 22
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (3)(5) 2,775 2,095
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (3)
(5) 365 270
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (3)
(5) 1,100 814
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (3)
(5) 50 37
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (3)
(5) 105 78
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (3)
(5) 115 85
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (3)(5) 150 110
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (3)(5) 600 443
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (3)(5) 195 144
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (3)(5) 240 177
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (3)(5) 30 22
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (3)(5) 1,420 1,047
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (3)(5) 145 107
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (3)(5) 125 93
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (3)(5) 55 41
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (3)(5) 145 107
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (3)(5) 115 86

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (3)(5) 35 25
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (3)(5) 65 48
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (3)(5) 630 463
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (3)(5) 50 37
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (3)(5) 550 406
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (3)(5) 140 104
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (3)(5) 50 37
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  11,203 10,208
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  8,632 8,169
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  13,359 12,069
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  1,500 1,367
65,595
VIRGINIA 81.1%
Albemarle County Economic Dev. Auth., Sentara Martha Jefferson
Hosp., Series B, VRDN, 1.00%, 10/1/48  5,325 5,325
Albemarle County Economic Dev. Auth., Westminster-Canterbury
Blue Ridge, 4.00%, 6/1/49  2,800 2,306
Alexandria IDA, Episcopal High School, 4.00%, 1/1/25  410 420
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26  425 435
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30  265 270
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35  1,500 1,517
Alexandria IDA, Episcopal High School, 4.00%, 1/1/36  1,000 1,011
Alexandria IDA, Episcopal High School, 4.00%, 1/1/40  2,500 2,502
Alexandria IDA, Episcopal High School, Series C, 3.00%, 1/1/51  6,260 4,628
Alexandria IDA, Episcopal High School, Series C, 4.00%, 1/1/32  845 889
Alexandria IDA, Episcopal High School, Series C, 4.00%, 1/1/33  325 341
Alexandria IDA, Episcopal High School, Series C, 4.00%, 1/1/46  2,450 2,381
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25) (6) 1,995 2,112
Alexandria IDA, Goodwin House, 5.00%, 10/1/45 (Prerefunded
10/1/25) (6) 7,540 7,984
Alexandria IDA, Goodwin House, 5.00%, 10/1/50 (Prerefunded
10/1/25) (6) 1,000 1,059
Arlington County, GO, 4.00%, 6/15/33  3,025 3,194
Arlington County, GO, 4.00%, 6/15/36  8,585 8,861
Arlington County, GO, 4.00%, 6/15/37  2,835 2,915
Arlington County, GO, 5.00%, 6/15/40  1,710 1,927
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  16,000 14,234
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/38  1,500 1,505
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/39  750 745
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/40  2,600 2,548
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45  17,810 17,068

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/30  500 553
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  600 660
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  1,400 1,526
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  755 818
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/36  1,625 1,755
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/37  2,050 2,205
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/34  550 563
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/44  3,000 3,056
Capital Region Airport Commission, Series A, 4.00%, 7/1/24  1,000 1,006
Capital Region Airport Commission, Series A, 4.00%, 7/1/35  700 701
Capital Region Airport Commission, Series A, 4.00%, 7/1/38  850 836
Capital Region Airport Commission, Series A, 5.00%, 7/1/23  600 608
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (4) 475 472
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (4) 1,220 1,207
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (4) 2,195 2,150
Chesapeake Bay Bridge & Tunnel Dist., First Tier, 5.00%,
7/1/41 (7) 11,670 12,007
Chesapeake Bay Bridge & Tunnel Dist., General Resolution,
5.50%, 7/1/25 (8)(9) 6,270 6,563
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/47  10,470 10,472
Chesapeake Expressway Toll Road, Series B, STEP, 0.00%,
7/15/40  3,875 3,902
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 4.00%,
7/1/39  1,800 1,746
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/29  1,110 1,218
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/31  1,490 1,628
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/33  2,000 2,173
College of William & Mary, Series A, 4.00%, 2/15/34  375 391
College of William & Mary, Series A, 5.00%, 2/15/29  385 432
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/36 (Prerefunded 10/1/24) (6) 7,060 7,478
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/42 (Prerefunded 10/1/24) (6) 4,350 4,608
Fairfax County Economic Dev. Auth., Green Bond County
Facilities, 4.00%, 10/1/40  1,420 1,442
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/42  9,000 9,516
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/34 (Prerefunded 4/1/26) (6) 55 57
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/35 (Prerefunded 4/1/26) (6) 1,200 1,247

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,,
4.00%, 4/1/35 (Prerefunded 4/1/26) (6) 4,565 4,760
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 4.00%,
12/1/22 (8) 80 80
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 4.50%,
12/1/32 (Prerefunded 12/1/23) (6) 3,550 3,614
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/32 (Prerefunded 12/1/23) (6) 45 46
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/42 (Prerefunded 12/1/23) (6) 2,120 2,169
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/47 (Prerefunded 12/1/23) (6) 4,010 4,102
Fairfax County Economic Dev. Auth., Wiehle Ave Metrorail Station,
5.00%, 8/1/34  2,000 2,259
Fairfax County IDA, Inova Health System, 4.00%, 5/15/44  13,160 12,900
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  7,915 7,769
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48  13,340 12,712
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44  13,335 13,469
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36  4,105 4,450
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38  3,040 3,274
Fairfax County Sewer, 5.00%, 7/15/44  5,650 6,031
Fairfax County Sewer, Series A, 4.00%, 7/15/51  5,000 5,033
Fairfax County Sewer, Series A, 5.00%, 7/15/46  9,890 11,010
Fairfax County Water Auth., 5.00%, 4/1/44  4,720 5,018
Fairfax County Water Auth., 5.00%, 4/1/45  4,230 4,491
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (7) 15,400 16,154
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/29  1,600 1,634
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  425 433
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,250 1,271
Fredericksburg Economic Dev. Auth., Medicorp Health System,
Series ME, 5.25%, 6/15/23  2,600 2,635
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/29 (Prerefunded 6/15/25) (6) 3,750 3,950
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/30 (Prerefunded 6/15/25) (6) 1,500 1,580
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (6) 2,000 2,106

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/32 (Prerefunded 6/15/25) (6) 5,630 5,930
Hampton Roads Sanitation Dist., Series A, 4.00%, 10/1/38  1,690 1,715
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  16,965 17,997
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48 (Prerefunded 1/1/28) (6) 6,445 7,166
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,010 1,932
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42  2,850 3,046
Hampton Roads Transportation Accountability Commission,
Series A, 5.25%, 7/1/60  8,000 8,749
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (6) 12,485 14,176
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/26 (4) 1,505 1,456
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/27 (4) 1,565 1,492
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/30 (4) 255 231
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/31 (4) 625 558
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/40 (4) 4,135 3,275
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/47 (4) 4,510 3,307
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/38  700 687
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/48  4,035 3,733
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/51  4,525 4,152
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/37  2,900 2,918
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, 4.00%, 10/1/50  2,500 2,203
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/42  1,125 1,188
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/47  1,565 1,634
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/52  2,650 2,742
Henrico County Water & Sewer, 4.00%, 5/1/33 (Prerefunded
5/1/23) (6) 4,085 4,111
Henrico County Water & Sewer, 4.00%, 5/1/34 (Prerefunded
5/1/23) (6) 4,260 4,287

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Henrico County Water & Sewer, 5.00%, 5/1/42 (Prerefunded
5/1/26) (6) 3,340 3,596
James City County Economic Dev. Auth., 4.00%, 6/1/41  3,120 2,417
James City County Economic Dev. Auth., 4.00%, 6/1/47  6,700 4,848
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/35  1,015 878
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/40  1,155 935
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/50  1,860 1,352
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43 (Prerefunded 6/1/23) (6) 2,734 2,776
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31  850 773
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/38  680 567
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/42  1,120 892
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/48  2,310 1,734
Lexington IDA, Kendal at Lexington, Series A, 5.00%, 1/1/42
(Prerefunded 1/1/23) (6) 1,050 1,083
Lexington IDA, Kendal at Lexington, Series A, 5.00%, 1/1/48
(Prerefunded 1/1/23) (6) 3,405 3,514
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/34  2,085 2,293
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/35  1,105 1,209
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/38  1,000 1,082
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43  2,240 2,409
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/48  1,500 1,603
Loudoun County, Series A, GO, 4.00%, 12/1/39  7,010 7,195
Loudoun County Economic Dev. Auth., Series A, 4.00%, 12/1/39  2,125 2,158
Loudoun County Economic Dev. Auth., Series A, 4.00%, 12/1/40  2,125 2,147
Loudoun County Economic Dev. Auth., Series A, 4.00%, 10/1/52  6,075 5,824
Loudoun County Economic Dev. Auth., Howard Hughes Medical,
Zero Coupon, 7/1/49  5,000 1,597
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/37  1,650 1,585
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/39  1,320 1,241
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/41  2,245 2,069
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/55  11,395 9,977
Lynchburg Economic Dev. Auth., Central Health, Series A, 5.00%,
1/1/24  640 652
Lynchburg Economic Dev. Auth., Central Health, Series B, VRDN,
1.00%, 1/1/47  3,000 3,000
Madison County IDA, Woodberry Forest School, 3.00%, 10/1/50  11,000 8,573
Manassas Park Economic Dev. Auth., Virginia Project, 4.00%,
12/15/38  500 501
Manassas Park Economic Dev. Auth., Virginia Project, 4.00%,
12/15/39  500 499
Manassas Park Economic Dev. Auth., Virginia Project, 4.00%,
12/15/40  500 495
Manassas Park Economic Dev. Auth., Virginia Project, 4.00%,
12/15/52  5,000 4,735
Mosaic Dist. CDA, Series A, 4.00%, 3/1/27  1,000 1,046

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Mosaic Dist. CDA, Series A, 4.00%, 3/1/33  1,400 1,440
Mosaic Dist. CDA, Series A, 4.00%, 3/1/34  1,730 1,765
Mosaic Dist. CDA, Series A, 4.00%, 3/1/35  2,000 2,020
Mosaic Dist. CDA, Series A, 4.00%, 3/1/36  1,820 1,829
Newport News Economic Dev. Auth., Lifespire, 5.00%, 12/1/38  6,060 6,078
Newport News Water, 5.00%, 7/15/32  1,260 1,351
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded 10/1/26) (6) 1,050 1,139
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded 10/1/26) (6) 2,300 2,496
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/42  125 123
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/48  4,000 3,822
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  2,000 2,186
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  2,865 2,868
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  480 464
Norfolk Water, Series A, 5.25%, 11/1/44  17,250 18,083
Prince Edward County IDA, Hampden Sydney, 4.50%, 9/1/52  1,500 1,482
Prince Edward County IDA, Hampden Sydney, 4.50%, 9/1/57  1,000 977
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/23  1,005 1,005
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37  4,000 3,557
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46  4,050 3,345
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 3.00%,
7/1/45  1,780 1,366
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  17,405 19,417
Roanoke Economic Dev. Auth., Lutheran Homes Brandon Oaks,
6.625%, 12/1/44 (Prerefunded 12/1/23) (6) 3,900 4,049
Rockingham County Economic Dev. Auth., Sentara RHM Medical
Center, Series A, 3.00%, 11/1/46  17,595 13,546
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 4.00%, 12/1/33  550 515
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 4.00%, 12/1/34  2,000 1,857
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 5.00%, 12/1/39  2,000 2,020
Spotsylvania County Water & Sewer System Revenue, 4.50%,
12/1/44  4,105 4,268
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/23  300 303
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  2,010 2,097

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  670 688
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  350 358
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/25  1,960 1,949
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/31  4,000 3,819
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  5,025 4,683
Univ. of Virginia, Series A, 5.00%, 4/1/38  1,895 2,038
Univ. of Virginia, Series B, 4.00%, 8/1/48  4,930 4,936
Univ. of Virginia, Series B, 5.00%, 4/1/46  5,000 5,322
Univ. of Virginia, Series B, 5.00%, 9/1/49  2,150 2,346
Upper Occoquan Sewage Auth., 4.00%, 7/1/40 (Prerefunded
7/1/25) (6) 5,805 6,002
Virginia, Series A, GO, 5.00%, 6/1/38  5,345 6,161
Virginia College Building Auth., Series A, 3.00%, 1/15/33  380 340
Virginia College Building Auth., Series A, 3.00%, 1/15/34  910 806
Virginia College Building Auth., Series A, 3.00%, 1/15/35  930 799
Virginia College Building Auth., Series A, 3.00%, 1/15/38  965 781
Virginia College Building Auth., Series A, 4.00%, 9/1/35  5,105 5,261
Virginia College Building Auth., 21st Century College &
Equipment, 4.00%, 2/1/38  1,165 1,185
Virginia College Building Auth., Univ. of Richmond, 4.00%, 3/1/42  8,010 8,000
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/31 (9) 7,965 8,727
Virginia College Building Auth., Washington & Lee Univ., 5.75%,
1/1/34  10,620 13,162
Virginia College Building Auth., Washington & Lee Univ., Series A,
5.00%, 1/1/40 (Prerefunded 1/1/25) (6) 3,730 3,910
Virginia Commonwealth Transportation Board, 4.00%, 5/15/30  7,310 7,428
Virginia Commonwealth Transportation Board, 4.00%, 5/15/31  2,445 2,484
Virginia Commonwealth Transportation Board, 4.00%, 5/15/32  6,860 6,964
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34  1,000 1,038
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33  1,250 1,375
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/31  11,000 11,827
Virginia Commonwealth Transportation Board, Federal
Transportation, 4.00%, 9/15/33  2,985 3,123
Virginia Commonwealth Univ. Health System Auth., Series A,
5.00%, 7/1/34  5,000 5,302
Virginia Commonwealth Univ. Health System Auth., Series B,
4.00%, 7/1/35  1,500 1,508
Virginia Commonwealth Univ. Health System Auth., Series B,
5.00%, 7/1/34  2,795 2,964

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Commonwealth Univ. Health System Auth., Series B,
5.00%, 7/1/46  6,500 6,631
Virginia HDA, Series E, 4.125%, 12/1/46  5,180 5,077
Virginia HDA, Series G, 4.90%, 11/1/42  500 512
Virginia HDA, Series G, 5.05%, 11/1/47  1,565 1,603
Virginia HDA, Series G, 5.25%, 11/1/57  4,885 4,994
Virginia HDA, Series K, 2.55%, 12/1/46  9,950 7,076
Virginia HDA, Rental Housing, Series B, 3.25%, 3/1/52  2,000 1,481
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43  7,710 7,742
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/30  2,135 2,205
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/33  1,920 1,956
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/34  2,035 2,069
Virginia Port Auth., Series B, 5.00%, 7/1/41 (1) 2,125 2,212
Virginia Port Auth., Series B, 5.00%, 7/1/45 (1) 12,000 12,457
Virginia Public Building Auth., Series A, 4.00%, 8/1/36  5,000 5,127
Virginia Public Building Auth., Series A, 4.00%, 8/1/39  6,000 6,105
Virginia Public Building Auth., Series A, 4.00%, 8/1/39  1,430 1,448
Virginia Public Building Auth., Series B, 4.00%, 8/1/35 (1) 8,485 8,658
Virginia Public Building Auth., Series B, 4.00%, 8/1/36 (1) 8,830 9,062
Virginia Public School Auth., Series A, 4.00%, 8/1/45  6,005 6,005
Virginia Resources Auth., 5.00%, 11/1/45 (Prerefunded
11/1/25) (6) 4,725 5,031
Virginia Resources Auth., Series A, 4.00%, 11/1/37 (1) 365 376
Virginia Resources Auth., Series A, 4.00%, 11/1/38 (1) 375 384
Virginia Resources Auth., Series A, 4.00%, 11/1/39 (1) 395 403
Virginia Resources Auth., Series A, 4.00%, 11/1/40 (1) 415 421
Virginia Resources Auth., Series A, 4.00%, 11/1/41 (1) 420 425
Virginia Resources Auth., Series A, 5.00%, 11/1/42 (Prerefunded
11/1/23) (6) 1,680 1,717
Virginia Resources Auth., Series B, 4.00%, 11/1/40  1,335 1,343
Virginia Resources Auth., Series B, 4.75%, 11/1/52  1,000 1,060
Virginia Resources Auth., Series C, 4.00%, 11/1/37  570 578
Virginia Resources Auth., Clean Water Revolving Fund, 5.00%,
10/1/30  5,290 5,610
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/40  2,480 2,613
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/45  4,640 4,885
Virginia Resources Auth., Unrefunded Balance, Series B, 5.00%,
11/1/31  50 50
Virginia Small Business Fin. Auth., 4.00%, 7/1/31 (1) 2,500 2,481
Virginia Small Business Fin. Auth., 4.00%, 1/1/36 (1) 1,000 957
Virginia Small Business Fin. Auth., 4.00%, 12/1/36  1,210 1,074
Virginia Small Business Fin. Auth., 4.00%, 1/1/38 (1) 11,125 10,393
Virginia Small Business Fin. Auth., 4.00%, 1/1/39 (1) 10,400 9,593

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., 4.00%, 1/1/41 (1) 1,360 1,199
Virginia Small Business Fin. Auth., 4.00%, 12/1/41  2,975 2,522
Virginia Small Business Fin. Auth., 4.00%, 1/1/48 (1) 10,230 8,525
Virginia Small Business Fin. Auth., 4.00%, 12/1/51  9,105 7,148
Virginia Small Business Fin. Auth., 5.00%, 12/31/41 (1) 3,470 3,620
Virginia Small Business Fin. Auth., 5.00%, 12/31/47 (1) 5,525 5,698
Virginia Small Business Fin. Auth., 5.00%, 12/31/57 (1) 2,500 2,554
Virginia Small Business Fin. Auth., Covanta Project, VRDN, 5.00%,
1/1/48 (Tender 7/1/38) (1)(4) 1,700 1,627
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (1) 7,900 7,599
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (1) 1,000 914
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (1) 4,565 4,768
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/35 (1) 3,500 3,642
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (1) 2,750 2,847
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (1) 1,860 1,913
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38 (1) 2,760 2,829
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/36  2,270 2,152
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/37  1,250 1,175
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/51  8,000 6,821
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/36  10,470 10,605
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/37  12,750 12,855
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/38  12,340 12,406
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/39  3,000 3,008
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (1) 7,850 7,866
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 2,740 2,740
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (1) 7,120 7,076
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 30,965 30,564
West Falls CDA, Series A, 5.375%, 9/1/52 (4) 3,750 3,681

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 263
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/34  2,250 2,337
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/35  2,250 2,327
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/44  11,500 11,545
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/44 (Prerefunded 1/1/24) (6) 10,455 10,715
1,046,172
Total Municipal Securities (Cost $1,346,636) 1,274,130
Total Investments in Securities 98.8%
(Cost $1,346,651) $ 1,274,140
Other Assets Less Liabilities 1.2% 14,940
Net Assets 100.0% $ 1,289,080
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(3) Non-income producing
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$23,170 and represents 1.8% of net assets.
(5) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(6) Prerefunded date is used in determining portfolio maturity.
(7) Insured by Assured Guaranty Municipal Corporation
(8) Escrowed to maturity
(9) Insured by National Public Finance Guarantee Corporation
CDA Community Development Administration/Authority
GO General Obligation
IDA Industrial Development Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Virginia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Virginia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Virginia Tax-Free Bond Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Virginia Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Virginia Tax-Free Bond Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,274,130 $ — $ 1,274,130
Common Stocks 10 — — 10
Total $ 10 $ 1,274,130 $ — $ 1,274,140

T. ROWE PRICE Virginia Tax-Free Bond Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F48-054Q3 11/22